Fair Value Disclosures - Financial Assets and Liabilities Not Recorded at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets:
HTM securities	$ 44,630	$ 47,791
Loans and leases HFI, net of ALLL	307,263	321,614
Financial liabilities:
Time deposits	43,561	23,474
Long-term debt	38,918	43,203
Carrying Amount | Level 2
Financial assets:
HTM securities	54,107	57,713
Financial liabilities:
Time deposits	43,561	23,474
Long-term debt	38,918	43,203
Carrying Amount | Level 3
Financial assets:
Loans and leases HFI, net of ALLL	307,248	321,596
Fair Value | Level 2
Financial assets:
HTM securities	44,630	47,791
Financial liabilities:
Time deposits	43,368	23,383
Long-term debt	38,353	40,951
Fair Value | Level 3
Financial assets:
Loans and leases HFI, net of ALLL	$ 300,830	$ 308,738